Transamerica International Focus

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 97.9%
Canada - 10.8%
Alimentation Couche-Tard, Inc.	213,996	$ 13,892,910
Dollarama, Inc.	43,411	5,913,756
Shopify, Inc., Class A (A)	75,250	8,815,537
Waste Connections, Inc.	87,141	14,585,661
		43,207,864
France - 8.7%
EssilorLuxottica SA	32,396	6,133,268
Hermes International SCA	3,510	6,219,276
Safran SA	56,880	22,352,776
		34,705,320
Germany - 4.4%
CTS Eventim AG & Co. KGaA	104,787	7,070,063
Siemens Energy AG	61,825	10,562,366
		17,632,429
Hong Kong - 3.7%
AIA Group Ltd.	1,476,600	14,885,442
Italy - 3.4%
Ferrari NV (B)	34,901	13,746,457
Japan - 22.3%
Ajinomoto Co., Inc.	614,200	18,940,920
Hoya Corp.	99,200	15,169,358
ITOCHU Corp.	1,307,400	16,407,361
Japan Elevator Service Holdings Co. Ltd.	940,400	9,966,726
Keyence Corp.	31,400	15,749,820
Pan Pacific International Holdings Corp.	2,370,300	13,440,713
		89,674,898
Netherlands - 5.8%
Adyen NV (A)(C)	9,178	9,336,006
ASML Holding NV	8,442	13,752,018
		23,088,024
	Shares	Value
COMMON STOCKS (continued)
Norway - 2.8%
Salmar ASA	206,016	$ 11,231,604
Republic of Korea - 6.0%
SK Hynix, Inc.	21,305	24,195,130
Sweden - 2.0%
Lagercrantz Group AB, B Shares	337,631	7,939,278
Switzerland - 7.3%
Belimo Holding AG	12,377	12,906,647
Galderma Group AG	60,202	13,100,636
SMG Swiss Marketplace Group AG (B)(C)	108,103	3,410,556
		29,417,839
Taiwan - 6.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	65,677	26,549,927
United Kingdom - 7.6%
3i Group PLC	305,486	11,760,536
ARM Holdings PLC, ADR (A)	18,498	4,433,786
Compass Group PLC	454,229	14,424,429
		30,618,751
United States - 6.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	117,272	11,507,901
Linde PLC	30,732	14,701,574
		26,209,475
Total Common Stocks (Cost $346,289,221)		393,102,438
Total Investments (Cost $346,289,221)		393,102,438
Net Other Assets (Liabilities) - 2.1%		8,611,299
Net Assets - 100.0%		$ 401,713,737
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	17.5%	$68,930,861
Food Products	7.7	30,172,524
Commercial Services & Supplies	6.3	24,552,387
Electronic Equipment, Instruments & Components	6.0	23,689,098
Aerospace & Defense	5.7	22,352,776
Health Care Equipment & Supplies	5.4	21,302,626
Broadline Retail	4.9	19,354,469
Entertainment	4.7	18,577,964
Trading Companies & Distributors	4.2	16,407,361
Insurance	3.8	14,885,442
Chemicals	3.7	14,701,574
Hotels, Restaurants & Leisure	3.7	14,424,429
Consumer Staples Distribution & Retail	3.5	13,892,910
Automobiles	3.5	13,746,457
Pharmaceuticals	3.3	13,100,636
Building Products	3.3	12,906,647
Capital Markets	3.0	11,760,536
Transamerica Funds

Transamerica International Focus

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Electrical Equipment	2.7%	$10,562,366
Financial Services	2.4	9,336,006
IT Services	2.2	8,815,537
Textiles, Apparel & Luxury Goods	1.6	6,219,276
Interactive Media & Services	0.9	3,410,556
Total Investments	100.0%	$ 393,102,438
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$142,323,956	$250,778,482	$—	$393,102,438
Total Investments	$142,323,956	$250,778,482	$—	$393,102,438
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $13,920,158, collateralized by non-cash collateral, such as U.S.
government securities of $14,205,494. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $12,746,562, representing 3.2% of the Fund's net assets.

(D)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Funds

Transamerica International Focus

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Transamerica Funds